Lord Abbett Growth & Income Fund
     Lord Abbett International Fund
     Lord Abbett World Bond-Debenture Fund

     Supplement dated August 2, 1999 to
     Prospectus dated March 1, 1999

     Starting today, each fund has changed the sales charges and dealer's concessions that apply to certain purchases of their class A shares. The new amounts are reflected in the following charts, which replace and should be referred to in lieu of the information in the "Front-End Sales Charges - Class A Shares" charts in the "Purchases" section of the prospectus and the Dealer's Concessions information in the "Compensation For Your Dealer" sections of the prospectus:

     Growth & Income Fund
     International Fund

--------------------------------------------------------------------------------------------------------
                        As a % of           As a % of         To Compute Offering         Dealer's
Your Investment       Offering Price     Your Investment      Price Divide NAV by        Concession
--------------------------------------------------------------------------------------------------------
Less than $50,000          5.75%               6.10%                 .9425                   5.00%
--------------------------------------------------------------------------------------------------------
$50,000 to $99,999         4.75%               4.99%                 .9525                   4.00%
--------------------------------------------------------------------------------------------------------
$100,000 to $249,999       3.95%               4.11%                 .9605                   3.25%
--------------------------------------------------------------------------------------------------------
$250,000 to $499,999       2.75%               2.83%                 .9725                   2.25%
--------------------------------------------------------------------------------------------------------
$500,000 to $999,999       1.95%               1.99%                 .9805                   1.75%
--------------------------------------------------------------------------------------------------------
$1,000,000 and over  No Sales Charge                                1.0000          Same as in Prospectus
--------------------------------------------------------------------------------------------------------


     World Bond-Debenture Fund

--------------------------------------------------------------------------------------------------------
                        As a % of           As a % of         To Compute Offering         Dealer's
Your Investment       Offering Price     Your Investment      Price Divide NAV by        Concession
--------------------------------------------------------------------------------------------------------
Less than $100,000         4.75%               4.99%                 .9525                   4.00%
--------------------------------------------------------------------------------------------------------
$100,000 to $249,999       3.95%               4.11%                 .9605                   3.25%
--------------------------------------------------------------------------------------------------------
$250,000 to $499,999       2.75%               2.83%                 .9725                   2.25%
--------------------------------------------------------------------------------------------------------
$500,000 to $999,999       1.95%               1.99%                 .9805                   1.75%
--------------------------------------------------------------------------------------------------------
$1,000,000 and over  No Sales Charge                                1.0000          Same as in Prospectus
--------------------------------------------------------------------------------------------------------


                                                                          LST-1A
                                                                          (8/99)